Leases (Tables)	12 Months Ended
Dec. 31, 2024
Leases [Abstract]
Schedule of Components of Lease Expense	Components of lease expense are as follows:

	For the year ended December 31,
	2024	2023	2022
Operating lease expense	$8,939	$8,937	$7,034

Schedule of Supplemental Cash Flow Information Related to Leases

Supplemental cash flow information related to leases was as follows:

	For the year ended December 31,
	2024	2023	2022
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash outflows from operating leases	$9,940	$8,294	$7,769
Leased assets obtained in exchange for new operating lease liabilities	$27,620	$498	$9,248

Schedule of Weighted-Average Remaining Lease Term and Discount Rate

Weighted-average remaining lease term and discount rate for our operating leases are as follows:

	As of December 31,
	2024	2023	2022
Weighted-average remaining lease term	6.8 years	5.4 years	6.2 years
Weighted-average discount rate	6.4%	6.3%	4.2%

Schedule of Maturities of Lease Liabilities

As of December 31, 2024, remaining maturities of lease liabilities on an undiscounted cash flow basis were as follows:

2025	9,115
2026	9,451
2027	8,125
2028	5,208
2029	5,588
2030 and beyond	16,208
Total lease payments	53,695
Less: interest	(10,469)
Total lease liability	$43,226
Current portion of lease liability	7,653
Non-current portion of lease liability	35,573